Quarterly Report
December 31, 2020
MFS®  West Virginia
Municipal Bond Fund
MWV-Q3

Portfolio of Investments
12/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 98.5%
Airport Revenue – 0.5%
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	$155,000	$166,362
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	110,000	113,675
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	60,000	67,428
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	70,000	79,375
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	55,000	61,977
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	85,000	95,122
		$583,939
General Obligations - General Purpose – 9.7%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$260,000	$253,854
Commonwealth of Puerto Rico, General Obligation, “A”, 8%, 7/01/2035 (a)(d)	1,100,000	753,500
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5%, 7/01/2031	95,000	95,180
State of Illinois, 5.5%, 5/01/2039	165,000	199,657
State of Illinois, “A”, 4%, 12/01/2033	20,000	21,479
State of New Jersey, COVID-19 General Obligation, “A”, 4%, 6/01/2032	280,000	348,989
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2027	720,000	927,374
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 12/01/2035	1,000,000	1,310,680
State of West Virginia, General Obligation Road Bonds, “A”, 5%, 6/01/2044	3,000,000	3,863,040
State of West Virginia, General Obligation Road Bonds, “B”, 5%, 12/01/2021	1,905,000	1,988,934
State of West Virginia, General Obligation Road Bonds, “B”, 4%, 12/01/2042	1,000,000	1,168,890
		$10,931,577
General Obligations - Schools – 4.0%
Hancock County, WV, Board of Education, Public School General Obligation, 4.5%, 5/01/2032 (Prerefunded 5/01/2021)	$1,405,000	$1,424,726
Monongalia County, WV, Board of Education, 5%, 5/01/2031 (Prerefunded 5/01/2022)	2,000,000	2,126,700
Putnam County, WV, Board of Education, 4%, 5/01/2025	1,000,000	1,012,430
		$4,563,856
Healthcare Revenue - Hospitals – 16.7%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	$155,000	$172,929
Doylestown, PA, Hospital Rev., “A”, 4%, 7/01/2045	15,000	16,004
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General Hospital), 6.5%, 7/01/2041	1,100,000	1,124,684
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth-Hitchcock Obligated Group), “A”, 5%, 8/01/2059	55,000	85,296
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 4%, 4/15/2043	780,000	865,246
Virginia Small Business Financing Authority Health Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2049	490,000	563,495
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Cabell Huntington Hospital Obligated Group), 4%, 1/01/2038	230,000	256,724
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2028	1,000,000	1,122,980
West Virginia Hospital Finance Authority Hospital Improvement Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	1,500,000	1,799,640
West Virginia Hospital Finance Authority Hospital Improvement Rev. (West Virginia University Health System Obligated Group), “A”, 4%, 6/01/2051	220,000	248,384
West Virginia Hospital Finance Authority Hospital Rev. (Cabell Huntington Hospital Obligated Group), “A”, 4.125%, 1/01/2047	1,245,000	1,366,973
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, ETM, 6.5%, 9/01/2023	965,000	1,050,306
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044 (Prerefunded 1/01/2024)	1,000,000	1,141,350
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	1,000,000	1,150,070
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5%, 6/01/2027	200,000	244,402
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 4%, 6/01/2035	1,500,000	1,687,785
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, 5.5%, 6/01/2044	1,460,000	1,642,967
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia United Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	2,000,000	2,272,740
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, 5%, 6/01/2042	1,000,000	1,200,440

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “C”, VRDN, 0.11%, 6/01/2034	$945,000	$945,000
		$18,957,415
Industrial Revenue - Other – 1.0%
New York Liberty Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	$420,000	$610,256
Port Beaumont, TX, Navigation District Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	200,000	201,320
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone (Hunt Refining Project), “A”, 5.25%, 5/01/2044 (n)	325,000	370,776
		$1,182,352
Miscellaneous Revenue - Other – 7.5%
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	$140,000	$150,135
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	580,000	624,608
New York Liberty Development Corp., Liberty Rev. (7 World Trade Center Project), 5%, 9/15/2040	545,000	571,242
West Virginia Economic Development Authority, Excess Lottery Rev., 5%, 6/15/2022	250,000	266,207
West Virginia Economic Development Authority, Excess Lottery Rev., “A”, 5%, 7/01/2038	1,000,000	1,262,280
West Virginia School Building Authority, “A”, 5%, 7/01/2028	590,000	705,994
West Virginia School Building Authority, “A”, 3%, 7/01/2033	2,000,000	2,211,780
West Virginia School Building Authority, Excess Lottery Rev., “B”, 5%, 7/01/2030	1,000,000	1,003,290
West Virginia School Building Authority, Lottery Capital Improvement Rev., “A”, 5%, 7/01/2028	1,500,000	1,669,575
		$8,465,111
Sales & Excise Tax Revenue – 4.3%
Guam Government Business Privilege Tax Rev., “A”, 5.25%, 1/01/2036	$335,000	$346,373
Guam Government Business Privilege Tax Rev., “A”, 5.125%, 1/01/2042	790,000	814,134
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2031	500,000	703,730
Ohio County, WV, Commission Special District Excise Tax Improvement Refunding Rev. (Fort Henry Economic Opportunity Development District - The Highlands Project), “B”, 2.75%, 3/01/2041	455,000	431,909
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	25,000	27,441
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	988,000	1,101,027
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	238,000	257,906
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	83,000	89,884
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	1,000	1,085
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	39,000	42,878
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	3,000	2,830
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	45,000	40,066
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	7,000	5,945
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	412,000	320,528
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	396,000	283,548
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	1,503,000	465,013
		$4,934,297
Single Family Housing - State – 3.2%
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.25%, 9/01/2049	$485,000	$542,133
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4.25%, 1/01/2050	460,000	513,401
West Virginia Housing Development Fund, “A”, 3.875%, 11/01/2044	1,500,000	1,654,020
West Virginia Housing Development Fund, “A”, FHA, 3.9%, 11/01/2048	800,000	870,808
		$3,580,362
State & Local Agencies – 9.2%
California Municipal Finance Authority, Lease Rev. (Orange County Civic Center Infrastructure Improvement Program - Phase II), “A”, 5%, 6/01/2043	$1,000,000	$1,230,230
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047 (Prerefunded 5/01/2028)	140,000	185,003
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	260,000	317,902
New Jersey Economic Development Authority Rev., School Facilities Construction, “AAA”, 5%, 6/15/2026	105,000	125,732
New York Urban Development Corp., State Personal Income Tax Rev., “E”, 3%, 3/15/2047	630,000	670,969

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
North Carolina Turnpike Authority, Triangle Expressway System Appropriation Rev., Capital Appreciation, 0%, 1/01/2044	$1,640,000	$869,052
West Virginia Economic Development Authority Rev. (Correctional, Juvenile, and Public Safety Facilities), “A”, 5%, 6/01/2025	255,000	271,493
West Virginia Economic Development Authority, Auto Lease Rev., 5.2%, 5/01/2033	1,000,000	1,001,530
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), 5%, 6/01/2022	1,000,000	1,018,740
West Virginia Economic Development Authority, Lease Rev. (Correctional Juvenile Public Safety Facilities), “A”, 5%, 6/01/2029	2,000,000	2,124,100
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2025	410,000	411,505
West Virginia Economic Development Authority, Lease Rev. (State Office Building), “B”, NATL, 5.25%, 1/01/2030	1,355,000	1,359,973
West Virginia Hospital Finance Authority Hospital Rev. (Veterans Nursing Home), 5.5%, 3/01/2034	795,000	796,813
		$10,383,042
Tax - Other – 2.4%
Birmingham-Jefferson, AL, Civic Center Authority, “B”, 5%, 7/01/2043	$535,000	$589,581
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AAC, 5%, 7/01/2031	945,000	956,038
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	95,000	105,178
Virgin Islands Public Finance Authority Rev. (Gross Receipts), AGM, 5%, 10/01/2032	1,000,000	1,067,280
		$2,718,077
Tax Assessment – 1.3%
Morgantown, WV, Tax Increment Rev., Parking Garage Project, “A”, 5%, 6/01/2033	$455,000	$455,059
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), 4%, 6/01/2034	1,000,000	1,002,140
		$1,457,199
Tobacco – 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 5%, 6/01/2036	$75,000	$98,896
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	125,000	142,311
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	315,000	356,356
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-3, Capital Appreciation, “2”, 0%, 6/01/2057	1,360,000	207,047
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	620,000	634,700
		$1,439,310
Toll Roads – 2.1%
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	$155,000	$178,248
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	120,000	137,047
Triborough NY, Bridge and Tunnel Authority, (MTA Bridges and Tunnels), “C”, 3%, 11/15/2045	265,000	281,984
West Virginia Parkways Authority, Turnpike Toll Rev., 5%, 6/01/2023	580,000	646,526
West Virginia Parkways Authority, Turnpike Toll Rev., 4%, 6/01/2047	1,000,000	1,140,130
		$2,383,935
Transportation - Special Tax – 4.2%
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	$575,000	$584,925
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AAC, 5.25%, 7/01/2038	755,000	824,181
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	340,000	362,331
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AAC, 5.5%, 7/01/2029	760,000	851,580
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2032	115,000	122,760
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “B-2”, 5%, 5/15/2021	370,000	373,881
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	220,000	262,264
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB” , 4%, 6/15/2044	1,225,000	1,355,769
		$4,737,691
Universities - Colleges – 13.4%
Fairmont State University, WV, Board of Governors Rev., “A”, 5%, 6/01/2032	$4,035,000	$4,087,092
Marshall University, WV, Board of Governors Rev., “A”, AGM, 5%, 5/01/2030	860,000	1,127,598
Marshall University, WV, Board of Governors Rev., “A”, AGM, 3%, 5/01/2046	1,000,000	1,050,720
Marshall University, WV, Board of Governors Rev., “A”, AGM, 4%, 5/01/2050	1,500,000	1,727,535
Marshall University, WV, University Rev., 5%, 5/01/2041 (Prerefunded 5/03/2021)	1,000,000	1,015,920

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza), “A”, NATL, 5%, 7/01/2021	$1,270,000	$1,278,839
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 5%, 10/01/2031	110,000	114,316
West Virginia University, Board of Governors Improvement Rev. (West Virginia University Project), “A”, 5%, 10/01/2049	1,000,000	1,264,070
West Virginia University, University Systems Rev., “A”, NATL, 5.25%, 4/01/2028	3,035,000	3,515,198
		$15,181,288
Utilities - Cogeneration – 0.2%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$240,000	$246,000
Utilities - Investor Owned – 1.6%
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	$750,000	$750,675
West Virginia Economic Development Authority, Solid Waste Disposal Rev. (Appalachian Power Company-Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	1,000,000	1,017,770
		$1,768,445
Utilities - Municipal Owned – 1.5%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2033	$435,000	$494,347
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	285,000	230,137
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	45,000	36,338
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	20,000	16,200
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	10,000	8,100
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	100,000	81,000
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2020 (a)(d)	10,000	7,950
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2021 (a)(d)	110,000	88,825
Puerto Rico Electric Power Authority Rev., “DDD”, 5%, 7/01/2022 (a)(d)	180,000	145,350
Puerto Rico Electric Power Authority Rev., “EEE”, 6.05%, 7/01/2032 (a)(d)	50,000	40,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	40,000	32,300
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	50,000	40,375
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	10,000	8,075
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	145,000	117,087
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	135,000	143,365
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2034	10,000	10,696
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	10,000	8,113
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	20,000	16,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	70,000	55,650
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	75,000	60,750
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	20,000	16,200
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	65,000	52,650
		$1,709,958
Utilities - Other – 0.7%
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2021	$245,000	$252,869
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	125,000	134,801
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/2021	290,000	290,983
Texas Gas Acquisition & Supply Corp. III., Gas Supply Rev., 5%, 12/15/2031	70,000	74,920
		$753,573
Water & Sewer Utility Revenue – 13.7%
Berkeley County, WV, Public Service Sewer District, “A”, BAM, 5%, 6/01/2036	$1,700,000	$2,038,657
Fairmont, WV, Waterworks Rev., AAC, 5.25%, 7/01/2022	140,000	146,185
Fairmont, WV, Waterworks Rev., “A”, BAM, 4%, 7/01/2027	200,000	233,974
Fairmont, WV, Waterworks Rev., “A”, BAM, 4%, 7/01/2028	200,000	236,680
Fairmont, WV, Waterworks Rev., “A”, BAM, 4%, 7/01/2029	300,000	359,244
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	40,000	46,561
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	180,000	205,783

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Water & Sewer Utility Revenue – continued
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2029	$20,000	$22,485
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 7/01/2035	20,000	22,228
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	135,000	167,404
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2032	35,000	39,834
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NATL, 5%, 7/01/2036	40,000	45,274
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2035	20,000	22,732
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	50,000	56,628
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	75,000	86,515
Morgantown, WV, Combined Utility System Rev., “A”, AGM, 5%, 12/01/2041	1,000,000	1,212,820
Morgantown, WV, Combined Utility System Rev., “A”, BAM, 4%, 12/01/2033	400,000	489,192
Morgantown, WV, Combined Utility System Rev., “B”, 5%, 12/01/2043	2,000,000	2,470,640
West Virginia Water Development Authority Rev. (Loan Program II), “A”, 5%, 11/01/2026	650,000	732,329
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	1,475,000	1,818,129
West Virginia Water Development Authority Rev. (Loan Program IV), “A-IV”, ETM, 5%, 11/01/2038	500,000	623,220
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2038	3,000,000	3,295,290
Wheeling, WV, Combined Waterworks and Sewerage System Rev., 5%, 6/01/2043	1,000,000	1,095,410
		$15,467,214
Total Municipal Bonds		$111,444,641
Bonds – 0.1%
Consumer Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2043 (n)	$400,000	$115,209
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.1% (v)	568,380	$568,380

Other Assets, Less Liabilities – 0.9%		971,307
Net Assets – 100.0%		$113,099,537
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $568,380 and $111,559,850, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $687,305, representing 0.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
NATL	National Public Finance Guarantee Corp.
VRDN	Variable rate demand note that may be puttable to the issuer at the option of the holder. The stated interest rate, which generally resets either daily or weekly, represents the rate in effect at period end and may not be the current rate.

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 12/31/20
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Long	USD	13	$2,251,438	March – 2021	$(13,861)
At December 31, 2020, the fund had cash collateral of $54,600 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of December 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$111,444,641	$—	$111,444,641
U.S. Corporate Bonds	—	115,209	—	115,209
Mutual Funds	568,380	—	—	568,380
Total	$568,380	$111,559,850	$—	$112,128,230
Other Financial Instruments
Futures Contracts – Liabilities	$(13,861)	$—	$—	$(13,861)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$781,988	$20,370,936	$20,584,282	$(315)	$53	$568,380

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,812	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2020, are as follows:
West Virginia	72.8%
Puerto Rico	9.1%
New York	2.8%
U.S. Treasury Securities	2.0%
Guam	1.9%
New Jersey	1.9%
California	1.1%
Tennessee	1.1%
Illinois	1.0%
Virgin Islands	1.0%
Alabama	0.9%
Maryland	0.9%
North Carolina	0.8%
South Carolina	0.8%
Texas	0.8%
Ohio	0.7%
Massachusetts	0.6%
Virginia	0.6%
Michigan	0.4%
Pennsylvania	0.2%
Indiana	0.1%
Mississippi	0.1%
New Hampshire	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.